UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment 		[   ]; Amendment Number:
This Amendment (Check only one.):	[   ] is a restatement.
					[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Paragon Investment Management, Inc.
Address:	1420 Fifth Avenue	Suite 3020
		Seattle, WA 98101

13F File Number:	801-39191

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this report on Behalf of Reporting Manager:

Name:		Marjanne K. Masterman
Title:		Sr. Vice-President and CCO
Phone:		(206) 583-8300
Signature, Place, and Date of Signing:

	Marjanne K. Masterman	Seattle, WA	May 7, 2012
Report Type (Check only one.):

[x]		13F HOLDINGS REPORT
[  ]		13F NOTICE
[  ]		13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:0



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	109

Form 13F Information Table Value Total:	$449,582,000
List of other Included Managers:
No.
13F File Number
Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Laboratories            COM              002824100      789    12876 SH       Sole                    12876
Actuant Corp Cl A              COM              00508X203     8371   288746 SH       Sole                   288746
Affiliated Managers Group      COM              008252108      287     2565 SH       Sole                     2565
Altria Group Inc               COM              02209S103      238     7700 SH       Sole                     7700
Annaly Capital Management Inc. COM              035710409      304    19239 SH       Sole                    19239
Apache Corp                    COM              037411105     7075    70443 SH       Sole                    70443
Apple Computer                 COM              037833100    21715    36219 SH       Sole                    36219
Ball Corporation               COM              058498106     8658   201907 SH       Sole                   201907
Berkshire Hathaway Class B     COM              084670702     8437   103965 SH       Sole                   103965
Boeing                         COM              097023105      353     4744 SH       Sole                     4744
Broadcom Corp - Cl A           COM              111320107     9244   235228 SH       Sole                   235228
CVS Corporation                COM              126650100      375     8364 SH       Sole                     8364
Celgene Corp                   COM              151020104    10785   139121 SH       Sole                   139121
Cerner Corp                    COM              156782104     8465   111148 SH       Sole                   111148
Chevron Corp                   COM              166764100    14532   135544 SH       Sole                   135544
Cisco Systems Inc              COM              17275R102     8961   423685 SH       Sole                   423685
Coca Cola Co.                  COM              191216100      625     8450 SH       Sole                     8450
Colgate-Palmolive Company      COM              194162103      406     4153 SH       Sole                     4153
ConocoPhillips                 COM              20825C104    14344   188714 SH       Sole                   188714
Costco Wholesale               COM              22160K105      610     6717 SH       Sole                     6717
Danaher Corp                   COM              235851102    10068   179791 SH       Sole                   179791
EMC Corporation                COM              268648102    14830   496332 SH       Sole                   496332
EQT Corp                       COM              26884L109     9398   194937 SH       Sole                   194937
Emerson Electric               COM              291011104      438     8400 SH       Sole                     8400
Energy Select Sector SPDR Fund COM              81369y506      602     8391 SH       Sole                     8391
Exxon Mobil Corp               COM              30231G102      707     8155 SH       Sole                     8155
Financial Select Sector SPDR F COM              81369y605      181    11444 SH       Sole                    11444
General Electric               COM              369604103      642    31976 SH       Sole                    31976
Goldman Sachs                  COM              38141G104     7842    63056 SH       Sole                    63056
Google Inc                     COM              38259P508    11702    18249 SH       Sole                    18249
Gorman-Rupp                    COM              383082104      255     8750 SH       Sole                     8750
Greif Inc - Cl B               COM              397624206      224     3938 SH       Sole                     3938
Heinz H J Co.                  COM              423074103      265     4951 SH       Sole                     4951
Home Depot                     COM              437076102      586    11642 SH       Sole                    11642
I. B. M.                       COM              459200101     1118     5359 SH       Sole                     5359
IShares Russell 1000 Growth    COM              464287614     1320    19981 SH       Sole                    19981
Intel Corp                     COM              458140100      518    18439 SH       Sole                    18439
JP Morgan Chase & Co           COM              46625H100    11719   254869 SH       Sole                   254869
Kimberly Clark Corp.           COM              494368103      460     6232 SH       Sole                     6232
Kraft Foods Inc                COM              50075n104      540    14197 SH       Sole                    14197
LKQ Corp                       COM              501889208     8198   263008 SH       Sole                   263008
Las Vegas Sands Corp           COM              517834107     8179   142068 SH       Sole                   142068
Lowe's Companies               COM              548661107     9376   298799 SH       Sole                   298799
Mattel Inc                     COM              577081102      305     9052 SH       Sole                     9052
MetLife, Inc.                  COM              59156R108     9100   243634 SH       Sole                   243634
Microsoft                      COM              594918104    13451   417017 SH       Sole                   417017
Nike Inc Class B               COM              654106103     5071    46759 SH       Sole                    46759
Nordstrom Inc                  COM              655664100      360     6468 SH       Sole                     6468
Paccar Inc                     COM              693718108      335     7149 SH       Sole                     7149
Parker Hannifin Corp           COM              701094104     8932   105638 SH       Sole                   105638
Paychex Inc                    COM              704326107      328    10572 SH       Sole                    10572
PepsiCo Inc.                   COM              713448108     9706   146279 SH       Sole                   146279
Pfizer Inc.                    COM              717081103      445    19642 SH       Sole                    19642
Philip Morris International In COM              718172109     1126    12706 SH       Sole                    12706
Powershares Wilderhill Clean E COM              73935X500      139    25000 SH       Sole                    25000
Procter & Gamble               COM              742718109     9268   137899 SH       Sole                   137899
Qualcomm Inc                   COM              747525103    16188   237853 SH       Sole                   237853
RPM International Inc          COM              749685103      439    16773 SH       Sole                    16773
Real Estate Investment Trust E COM              922908553      266     4172 SH       Sole                     4172
S&P 500 Depository Receipt     COM              78462F103     8463    60104 SH       Sole                    60104
S&P Mid-Cap 400 ETF            COM              78467Y107     2090    11564 SH       Sole                    11564
S&P Small-Cap 600 iShares Trus COM              464287804     1498    19627 SH       Sole                    19627
SPDR S&P Dividend ETF          COM              78464a763     9021   159263 SH       Sole                   159263
St Jude Medical, Inc.          COM              790849103    10603   239292 SH       Sole                   239292
Starbucks Corporation          COM              855244109    12382   221544 SH       Sole                   221544
Target Corp                    COM              87612E106     9179   157519 SH       Sole                   157519
Technology Select Sector SPDR  COM              81369y803      613    20336 SH       Sole                    20336
Vanguard Total Stock Mkt ETF   COM              922908769     1191    16482 SH       Sole                    16482
Varian Medical Sys             COM              92220P105      359     5200 SH       Sole                     5200
Verizon Communications Inc     COM              92343V104      298     7801 SH       Sole                     7801
Visa Inc - Cl A                COM              92826c839    12725   107837 SH       Sole                   107837
W W Grainger Inc               COM              384802104      376     1750 SH       Sole                     1750
Waste Management, Inc.         COM              94106L109      359    10272 SH       Sole                    10272
iShares Russell 2000 Index Fun COM              464287655      523     6315 SH       Sole                     6315
Cooper Industries PLC          INTL EQ          g24140108     8139   127270 SH       Sole                   127270
Nestle SA ADR                  INTL EQ          641069406    10522   167440 SH       Sole                   167440
Royal Dutch Shell Spons ADR    INTL EQ          780259206      350     4994 SH       Sole                     4994
SPDR DJ Wilshire Intl Real Est INTL EQ          78463X863      274     7429 SH       Sole                     7429
SPDR S&P International Small C INTL EQ          78463x871      490    17017 SH       Sole                    17017
Schlumberger Ltd.              INTL EQ          806857108     8939   127830 SH       Sole                   127830
Select Emerging Markets ETF- V INTL EQ          922042858     8900   204745 SH       Sole                   204745
Telefonica SA - Spons ADR      INTL EQ          879382208      172    10500 SH       Sole                    10500
Teva Pharmaceutical            INTL EQ          881624209    10245   227369 SH       Sole                   227369
Vanguard FSTE All-World Ex-U   INTL EQ          922042775     3221    72844 SH       Sole                    72844
Vodafone Group PLC Spons ADR   INTL EQ          92857w209     8695   314251 SH       Sole                   314251
iShares China 25 Index Fund    INTL EQ          464287184     3233    88166 SH       Sole                    88166
iShares S&P Global Utilities E INTL EQ          464288711      698    16347 SH       Sole                    16347
American Capital World Growth  Eq Fund          140543109      269     7566 SH       Sole                     7566
American High Income Trust - A Eq Fund          026547109      258    23300 SH       Sole                    23300
BlackRock Strategic Inc Oppty  Eq Fund          09256h310      127    12935 SH       Sole                    12935
Columbia Acorn Fund Z          Eq Fund          197199409      384    12060 SH       Sole                    12060
Vanguard Small Cap Growth Inde Eq Fund          922908827      330    13486 SH       Sole                    13486
WHV International Equity Fund  Eq Fund          360873863      320    16596 SH       Sole                    16596
Vanguard Short-Term Bond ETF   Bond Txbl ETF    921937827     1501    18539 SH       Sole                    18539
Vanguard Short-Term Corp Bond  Bond Txbl ETF    92206c409     3260    41249 SH       Sole                    41249
Vanguard Total Bond Market ETF Bond Txbl ETF    921937835      717     8604 SH       Sole                     8604
iShares Barclays 1-3 Yr Treasu Bond Txbl ETF    464287457      419     4973 SH       Sole                     4973
iShares Barclays 3-7 Yr Treasu Bond Txbl ETF    464288661      272     2242 SH       Sole                     2242
iShares Barclays Aggregate Bon Bond Txbl ETF    464287226      931     8473 SH       Sole                     8473
iShares Barclays Int Gov-Credi Bond Txbl ETF    464288612      998     8981 SH       Sole                     8981
iShares iBoxx Inv Grade Corp B Bond Txbl ETF    464287242      728     6292 SH       Sole                     6292
Nuveen Floating Rate Income Fu ETF              67072T108      685    57479 SH       Sole                    57479
S&P Small-Cap 600 Index iShare ETF              464287804      252     3306 SH       Sole                     3306
SPDR Gold Trust                ETF              78463V107      284     1752 SH       Sole                     1752
SPDR S&P Dividend ETF          ETF              78464a763     2240    39549 SH       Sole                    39549
WisdomTree Equity Income Fund  ETF              97717w208      374     8349 SH       Sole                     8349
iShares S&P Preferred Stock In ETF              464288687      530    13575 SH       Sole                    13575
SPDR S&P Intl DVD ETF          ETF FOR          78463x772     1022    20459 SH       Sole                    20459
WisdomTree Emerging Mkt Equity ETF FOR          97717w315      925    16053 SH       Sole                    16053